Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Summary of Reconciliation Between Non-cancellable Operating Lease Commitments and Lease Liabilities Recognized (Detail) - USD ($)
$ in Thousands
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Non Cancellable Operating Lease Commitments [Abstract]
Operating lease commitments disclosed as at December 31, 2018			$ 3,074
Discounted using the Group’s incremental borrowing rate at the date of initial application	$ 2,772
(Less): short-term and low-value leases recognized on a straight-line basis as expense	(37)
(Less): adjustments relating to changes in the index or rate affecting variable payments	(28)
Lease liability recognized	2,707	$ 2,159
Of which are:
Current lease liabilities	577	618
Non-current lease liabilities	$ 2,130	$ 1,541